General Information	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Combination Disclosure [Text Block]
Note 1. General Information

The accompanying consolidated financial statements include the accounts of Pangaea Logistics Solutions Ltd. and its wholly-owned subsidiaries (collectively, the “Company”, “we” or “our”). The Company is engaged in the ocean transportation of dry bulk cargoes worldwide through the ownership, chartering and operation of dry-bulk vessels. The Company's fleet is comprised of Panamax, Supramax and Handymax dry bulk carriers and the Company operates in one business segment.

The Company is a holding company, incorporated under the laws of Bermuda as an exempted company on April 29, 2014 in connection with the mergers described below. Bulk Partners (Bermuda) Ltd. (“Bulk Partners”) a wholly owned subsidiary the Company following the Mergers, is a holding company that was incorporated under the laws of Bermuda as an exempted company on June 17, 2008 by three individuals who are collectively referred to as the Founders.

As of March 31, 2015, the Company owned a fleet of 14 oceangoing vessels comprised of five Panamax Ice Class 1A, three Panamax, four Supramax and two Handymax Ice Class 1A vessels with an average age of approximately 11 years.

NOTE 1 - GENERAL INFORMATION

Pangaea Logistics Solutions Ltd. and its subsidiaries (collectively, the “Company” or “Pangaea”) is a provider of seaborne drybulk transportation services. Pangaea utilizes its logistics expertise to service a broad base of industrial customers who require the transportation of a wide variety of drybulk cargoes, including grains, pig iron, hot briquetted iron, bauxite, alumina, cement clinker, dolomite and limestone. The Company addresses the transportation needs of its customers by undertaking a comprehensive set of services and activities, including cargo loading, cargo discharge, vessel chartering, voyage planning, and technical vessel management.

The Company is a holding company incorporated under the laws of Bermuda as an exempted company on April 29, 2014 in connection with the mergers described below. Bulk Partners (Bermuda) Ltd. (“Bulk Partners”), which following the mergers, is wholly owned by the Company, and which is also a holding company that was incorporated under the laws of Bermuda as an exempted company on June 17, 2008, by three individuals who are collectively referred to as the Founders.